Investment Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized Cost
Due within one year	$ 4,920
Due from one to five years	46,428
Due from five to ten years	76,038
Due after ten years	58,084
Mortgage-backed securities	227,161
Total	412,631	$ 438,838
Estimated Fair Value
Due within one year	4,939
Due from one to five years	43,371
Due from five to ten years	64,473
Due after ten years	52,664
Mortgage-backed securities	211,916
Total	$ 377,363